IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Jan. 31, 2024		Oct. 31, 2023		Jan. 31, 2023		Oct. 31, 2022	[2]
Assets
Cash and non-interest-bearing deposits with banks	$ 8,910	[1]	$ 20,816	[2]	$ 22,876	[1],[2]	$ 31,535
Interest-bearing deposits with banks	37,610		34,902	[2]
Securities	228,237		211,348	[2]
Cash collateral on securities borrowed	19,763		14,651	[2]
Securities purchased under resale agreements	72,695		80,184	[2]
Loans
Residential mortgages	274,478		274,244	[2]
Personal	45,460		45,587	[2]
Credit card	18,617		18,538	[2]
Business and government	194,904		194,870	[2]
Allowance for credit losses	(4,020)		(3,902)	[2]	(3,159)
Derivative instruments	24,634		33,243	[2]
Customers' liability under acceptances	9,856		10,816	[2]
Other assets	40,523
Total assets	971,667		975,690	[2]
Liabilities
Deposits	724,545		723,376	[2]
Obligations related to securities sold short	20,138		18,666	[2]
Cash collateral on securities lent	7,591		8,081	[2]
Obligations related to securities sold under repurchase agreements	89,610		87,118	[2]
Derivative instruments	32,687		41,290	[2]
Acceptances	9,910		10,820	[2]
Other liabilities	25,017
Subordinated indebtedness	7,843		6,483	[2]
Equity	54,326		53,163	[2]	$ 49,853	[2]
Total liabilities and equities	971,667		975,690	[2]
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	8,910
Interest-bearing deposits with banks	37,610
Securities	5,928
Cash collateral on securities borrowed	19,763
Securities purchased under resale agreements	40,340
Loans
Residential mortgages	3,565
Personal	933
Credit card	391
Business and government	13,984
Derivative instruments	894
Customers' liability under acceptances	9,333
Total assets	141,651		148,846
Liabilities
Deposits	46,694
Obligations related to securities sold short	20,138
Cash collateral on securities lent	7,591
Obligations related to securities sold under repurchase agreements	72,822
Derivative instruments	1,185
Acceptances	9,387
Other liabilities	23
Total liabilities and equities	157,840		143,144
Later than one months and not later than three months [member]
Assets
Securities	5,866
Securities purchased under resale agreements	15,159
Loans
Residential mortgages	6,507
Personal	680
Credit card	782
Business and government	8,074
Derivative instruments	2,514
Customers' liability under acceptances	519
Total assets	40,101		41,962
Liabilities
Deposits	40,123
Obligations related to securities sold under repurchase agreements	15,651
Derivative instruments	2,875
Acceptances	519
Other liabilities	48
Total liabilities and equities	59,216		58,442
3 - 6 months [member]
Assets
Securities	6,076
Securities purchased under resale agreements	10,662
Loans
Residential mortgages	13,447
Personal	690
Credit card	1,173
Business and government	14,087
Derivative instruments	2,181
Customers' liability under acceptances	4
Total assets	48,320		44,949
Liabilities
Deposits	60,318
Obligations related to securities sold under repurchase agreements	31
Derivative instruments	1,996
Acceptances	4
Other liabilities	72
Subordinated indebtedness	35
Total liabilities and equities	62,456		57,764
6 - 9 months [Member]
Assets
Securities	5,713
Securities purchased under resale agreements	4,014
Loans
Residential mortgages	9,468
Personal	852
Credit card	1,173
Business and government	11,041
Derivative instruments	1,278
Total assets	33,539		38,144
Liabilities
Deposits	47,365
Derivative instruments	1,974
Other liabilities	71
Total liabilities and equities	49,410		58,203
9 - 12 months [Member]
Assets
Securities	6,382
Securities purchased under resale agreements	1,068
Loans
Residential mortgages	20,909
Personal	682
Credit card	1,173
Business and government	11,135
Derivative instruments	1,804
Total assets	43,153		42,260
Liabilities
Deposits	45,103
Derivative instruments	2,367
Other liabilities	71
Total liabilities and equities	47,541		50,934
1 - 2 years [member]
Assets
Securities	38,024
Securities purchased under resale agreements	1,452
Loans
Residential mortgages	76,129
Personal	925
Credit card	4,692
Business and government	35,684
Derivative instruments	3,140
Total assets	160,046		151,110
Liabilities
Deposits	46,093
Obligations related to securities sold under repurchase agreements	500
Derivative instruments	3,313
Other liabilities	271
Total liabilities and equities	50,177		49,917
2 - 5 years [member]
Assets
Securities	61,792
Loans
Residential mortgages	135,626
Personal	4,291
Credit card	9,233
Business and government	68,220
Derivative instruments	5,752
Total assets	284,914		301,854
Liabilities
Deposits	71,844
Obligations related to securities sold under repurchase agreements	606
Derivative instruments	7,633
Other liabilities	609
Total liabilities and equities	80,692		87,009
Over five year [member]
Assets
Securities	43,930
Loans
Residential mortgages	8,827
Personal	5,247
Business and government	17,818
Derivative instruments	7,000
Total assets	82,822		80,914
Liabilities
Deposits	19,505
Derivative instruments	11,336
Other liabilities	907
Subordinated indebtedness	7,808
Total liabilities and equities	39,556		39,861
No specific maturity [member]
Assets
Securities	54,526
Loans
Personal	31,160
Business and government	14,861
Allowance for credit losses	(4,020)
Derivative instruments	71
Other assets	40,523
Total assets	137,121		125,651
Liabilities
Deposits	347,500
Derivative instruments	8
Other liabilities	22,945
Equity	54,326
Total liabilities and equities	$ 424,779		$ 430,416

[1]	Includes restricted cash of $498 million (January 31, 2023: $485 million) and interest-bearing demand deposits with Bank of Canada.
[2]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.